Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table sets forth certain information with respect to the Company’s financial performance and the compensation paid to our NEOs for the fiscal years ended on December 31, 2023, December 31, 2022, December 31, 2021 and December 31, 2020.

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)(2)		Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)(2)		Total Shareholder Return(4)	Peer Group Total Shareholder Return(4)	Net Income(5)	Company Selected Metric Adjusted EBITDA (6)
2023	6,400,555	8,490,922	(7)	4,393,659	3,819,066	(7)	$129	$109	$(34,078,056)	214,213,000
2022	4,432,093	3,862,026	(8)	2,588,259	2,589,310	(8)	$112	$67	(34,242,414)	179,591,000
2021	5,604,570	16,680,361	(9)	1,899,106	3,718,637	(9)	$114	$103	(88,677,584)	146,678,000
2020	11,742,154	13,607,284	(10)	3,537,300	4,031,384	(10)	$—	$—	(177,981,299)	66,325,000

(1)
The name of the Principal Executive Officer of the Company (“PEO”) reflected in these columns for each of the applicable fiscal years is our CEO, Steve Daly.
(2)
In calculating the ‘compensation actually paid’ amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant.
(3)
The names of each of the non-PEO NEOs reflected in these columns for 2023 are as follows: Peter Walker, Chris Ball, Matthew Kaminer and Mitch Benson. The names of each of the non-PEO NEOs reflected in these columns for 2022, 2021, and 2020 are as follows: Dale Bowen, Matthew Kaminer, Frank Maylett and Mitch Benson.
(4)
The Company Total Shareholder Return (“TSR”) and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K.

The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the following published industry index, as disclosed in our Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K: S&P 1500 Application Software Index.

(5)
Represents the amount of net income reflected in the Company’s audited GAAP financial statements for each applicable fiscal year.
(6)
We have selected Adjusted EBITDA as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link ‘compensation actually paid’ to our NEOs to company performance for fiscal year 2023. Adjusted EBITDA is defined as earnings before debt-related costs, including interest and loss on debt extinguishment, benefit for taxes, depreciation, and amortization, adjusted to exclude certain items of a significant or unusual nature, including stock-based compensation, transaction costs, sponsor costs, impairment charges, other non-recurring costs, effects of foreign currency translation gains and losses, amortization of acquisition-related intangibles, and the impact of fair value adjustments to acquire unearned revenue relating to the Take-Private Transaction and Certica, Impact, and Elevate Data Sync acquisitions. Adjusted EBITDA is a non-GAAP financial measure. See Item 7 “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Non-GAAP Financial Measures” included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2023 for a reconciliation to net loss, its most directly comparable U.S. GAAP financial measure.
(7)
For fiscal year 2023, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2023, computed in accordance with Item 402(v) of Regulation S-K:

	PEO ($)	Average Non-PEO NEOs ($)
Total Compensation Reported in 2023 Summary Compensation Table	6,400,555	4,393,659
Less, Grant Date Fair Value of Stock Awards Reported in the 2023 Summary Compensation Table	(5,651,951)	(3,786,212)
Plus, Year-End Fair Value of Awards Granted in 2023 that are Outstanding and Unvested	4,696,499	3,316,725
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	1,245,966	106,288
Plus, Vesting Date Fair Value of Awards Granted in 2023 that Vested in 2023	1,031,958	134,658
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2023 (From Prior Year-End to Vesting Date)	767,896	99,786
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2023	—	(445,838)
Plus, Dollar Value of Dividends or other Earnings Paid on Stock Awards in 2023 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2023)	—	—
Total Adjustments	2,090,367	(574,593)
Compensation Actually Paid for Fiscal Year 2023	8,490,922	3,819,066

(8)
For fiscal year 2022, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2022, computed in accordance with Item 402(v) of Regulation S-K:

	PEO ($)	Average Non-PEO NEOs ($)
Total Compensation Reported in 2022 Summary Compensation Table	4,432,093	2,588,259
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2022 Summary Compensation Table (i)	(3,615,406)	(1,581,740)
Plus, Year-End Fair Value of Awards Granted in 2022 that are Outstanding and Unvested	4,012,553	1,665,594
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	(290,021)	(44,364)
Plus, Vesting Date Fair Value of Awards Granted in 2022 that Vested in 2022	—	85,461
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2022 (From Prior Year-End to Vesting Date)	(677,192)	(123,899)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2022	—	—
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2022 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2022)	—	—
Total Adjustments	(570,067)	1,051
Compensation Actually Paid for Fiscal Year 2022	3,862,026	2,589,310

(9)
For fiscal year 2021, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2021, computed in accordance with Item 402(v) of Regulation S-K:

	PEO ($)	Average Non-PEO NEOs ($)
Total Compensation Reported in 2021 Summary Compensation Table	5,604,570	1,899,106
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2021 Summary Compensation Table (i)	(4,603,570)	(810,031)
Plus, Year-End Fair Value of Awards Granted in 2021 that are Outstanding and Unvested	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	13,305,660	2,195,278
Plus, Vesting Date Fair Value of Awards Granted in 2021 that Vested in 2021	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2021 (From Prior Year-End to Vesting Date)	2,373,701	434,284
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2021	—	—
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2021 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2021)	—	—
Total Adjustments	11,075,791	1,819,531
Compensation Actually Paid for Fiscal Year 2021	16,680,361	3,718,637
i.
The values reported reflect the modification charge recognized for the Management Incentive Units that were converted into IPO RSUs for financial statement reporting purposes for the 2021 fiscal year in accordance with FASB ASC Topic 718. Assumptions used in the calculation of these amounts are included in Note 10 to our consolidated financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2021.
(10)
For fiscal year 2020, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2020, computed in accordance with Item 402(v) of Regulation S-K:

	PEO ($)	Average Non-PEO NEOs ($)
Total Compensation Reported in 2020 Summary Compensation Table	11,742,154	3,537,300
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2020 Summary Compensation Table	(11,234,870)	(1,798,416)
Plus, Year-End Fair Value of Awards Granted in 2020 that are Outstanding and Unvested	13,100,000	2,292,500
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	—	—
Plus, Vesting Date Fair Value of Awards Granted in 2020 that Vested in 2020	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2020 (From Prior Year-End to Vesting Date)	—	—
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2020	—	—
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2020 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2020)	—	—
Total Adjustments	1,865,130	494,084
Compensation Actually Paid for Fiscal Year 2020	13,607,284	4,031,384

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(3)
The names of each of the non-PEO NEOs reflected in these columns for 2023 are as follows: Peter Walker, Chris Ball, Matthew Kaminer and Mitch Benson. The names of each of the non-PEO NEOs reflected in these columns for 2022, 2021, and 2020 are as follows: Dale Bowen, Matthew Kaminer, Frank Maylett and Mitch Benson.

Peer Group Issuers, Footnote
(4)
The Company Total Shareholder Return (“TSR”) and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K.

The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the following published industry index, as disclosed in our Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K: S&P 1500 Application Software Index.

PEO Total Compensation Amount	$ 6,400,555	$ 4,432,093	$ 5,604,570	$ 11,742,154
PEO Actually Paid Compensation Amount	$ 8,490,922	3,862,026	16,680,361	13,607,284
Adjustment To PEO Compensation, Footnote
(7)
For fiscal year 2023, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2023, computed in accordance with Item 402(v) of Regulation S-K:

	PEO ($)	Average Non-PEO NEOs ($)
Total Compensation Reported in 2023 Summary Compensation Table	6,400,555	4,393,659
Less, Grant Date Fair Value of Stock Awards Reported in the 2023 Summary Compensation Table	(5,651,951)	(3,786,212)
Plus, Year-End Fair Value of Awards Granted in 2023 that are Outstanding and Unvested	4,696,499	3,316,725
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	1,245,966	106,288
Plus, Vesting Date Fair Value of Awards Granted in 2023 that Vested in 2023	1,031,958	134,658
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2023 (From Prior Year-End to Vesting Date)	767,896	99,786
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2023	—	(445,838)
Plus, Dollar Value of Dividends or other Earnings Paid on Stock Awards in 2023 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2023)	—	—
Total Adjustments	2,090,367	(574,593)
Compensation Actually Paid for Fiscal Year 2023	8,490,922	3,819,066

(8)
For fiscal year 2022, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2022, computed in accordance with Item 402(v) of Regulation S-K:

	PEO ($)	Average Non-PEO NEOs ($)
Total Compensation Reported in 2022 Summary Compensation Table	4,432,093	2,588,259
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2022 Summary Compensation Table (i)	(3,615,406)	(1,581,740)
Plus, Year-End Fair Value of Awards Granted in 2022 that are Outstanding and Unvested	4,012,553	1,665,594
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	(290,021)	(44,364)
Plus, Vesting Date Fair Value of Awards Granted in 2022 that Vested in 2022	—	85,461
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2022 (From Prior Year-End to Vesting Date)	(677,192)	(123,899)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2022	—	—
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2022 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2022)	—	—
Total Adjustments	(570,067)	1,051
Compensation Actually Paid for Fiscal Year 2022	3,862,026	2,589,310

(9)
For fiscal year 2021, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2021, computed in accordance with Item 402(v) of Regulation S-K:

	PEO ($)	Average Non-PEO NEOs ($)
Total Compensation Reported in 2021 Summary Compensation Table	5,604,570	1,899,106
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2021 Summary Compensation Table (i)	(4,603,570)	(810,031)
Plus, Year-End Fair Value of Awards Granted in 2021 that are Outstanding and Unvested	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	13,305,660	2,195,278
Plus, Vesting Date Fair Value of Awards Granted in 2021 that Vested in 2021	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2021 (From Prior Year-End to Vesting Date)	2,373,701	434,284
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2021	—	—
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2021 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2021)	—	—
Total Adjustments	11,075,791	1,819,531
Compensation Actually Paid for Fiscal Year 2021	16,680,361	3,718,637
i.
The values reported reflect the modification charge recognized for the Management Incentive Units that were converted into IPO RSUs for financial statement reporting purposes for the 2021 fiscal year in accordance with FASB ASC Topic 718. Assumptions used in the calculation of these amounts are included in Note 10 to our consolidated financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2021.
(10)
For fiscal year 2020, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2020, computed in accordance with Item 402(v) of Regulation S-K:

	PEO ($)	Average Non-PEO NEOs ($)
Total Compensation Reported in 2020 Summary Compensation Table	11,742,154	3,537,300
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2020 Summary Compensation Table	(11,234,870)	(1,798,416)
Plus, Year-End Fair Value of Awards Granted in 2020 that are Outstanding and Unvested	13,100,000	2,292,500
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	—	—
Plus, Vesting Date Fair Value of Awards Granted in 2020 that Vested in 2020	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2020 (From Prior Year-End to Vesting Date)	—	—
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2020	—	—
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2020 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2020)	—	—
Total Adjustments	1,865,130	494,084
Compensation Actually Paid for Fiscal Year 2020	13,607,284	4,031,384

Non-PEO NEO Average Total Compensation Amount	$ 4,393,659	2,588,259	1,899,106	3,537,300
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,819,066	2,589,310	3,718,637	4,031,384
Adjustment to Non-PEO NEO Compensation Footnote
(7)
For fiscal year 2023, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2023, computed in accordance with Item 402(v) of Regulation S-K:

	PEO ($)	Average Non-PEO NEOs ($)
Total Compensation Reported in 2023 Summary Compensation Table	6,400,555	4,393,659
Less, Grant Date Fair Value of Stock Awards Reported in the 2023 Summary Compensation Table	(5,651,951)	(3,786,212)
Plus, Year-End Fair Value of Awards Granted in 2023 that are Outstanding and Unvested	4,696,499	3,316,725
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	1,245,966	106,288
Plus, Vesting Date Fair Value of Awards Granted in 2023 that Vested in 2023	1,031,958	134,658
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2023 (From Prior Year-End to Vesting Date)	767,896	99,786
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2023	—	(445,838)
Plus, Dollar Value of Dividends or other Earnings Paid on Stock Awards in 2023 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2023)	—	—
Total Adjustments	2,090,367	(574,593)
Compensation Actually Paid for Fiscal Year 2023	8,490,922	3,819,066

(8)
For fiscal year 2022, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2022, computed in accordance with Item 402(v) of Regulation S-K:

	PEO ($)	Average Non-PEO NEOs ($)
Total Compensation Reported in 2022 Summary Compensation Table	4,432,093	2,588,259
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2022 Summary Compensation Table (i)	(3,615,406)	(1,581,740)
Plus, Year-End Fair Value of Awards Granted in 2022 that are Outstanding and Unvested	4,012,553	1,665,594
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	(290,021)	(44,364)
Plus, Vesting Date Fair Value of Awards Granted in 2022 that Vested in 2022	—	85,461
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2022 (From Prior Year-End to Vesting Date)	(677,192)	(123,899)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2022	—	—
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2022 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2022)	—	—
Total Adjustments	(570,067)	1,051
Compensation Actually Paid for Fiscal Year 2022	3,862,026	2,589,310

(9)
For fiscal year 2021, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2021, computed in accordance with Item 402(v) of Regulation S-K:

	PEO ($)	Average Non-PEO NEOs ($)
Total Compensation Reported in 2021 Summary Compensation Table	5,604,570	1,899,106
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2021 Summary Compensation Table (i)	(4,603,570)	(810,031)
Plus, Year-End Fair Value of Awards Granted in 2021 that are Outstanding and Unvested	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	13,305,660	2,195,278
Plus, Vesting Date Fair Value of Awards Granted in 2021 that Vested in 2021	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2021 (From Prior Year-End to Vesting Date)	2,373,701	434,284
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2021	—	—
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2021 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2021)	—	—
Total Adjustments	11,075,791	1,819,531
Compensation Actually Paid for Fiscal Year 2021	16,680,361	3,718,637
i.
The values reported reflect the modification charge recognized for the Management Incentive Units that were converted into IPO RSUs for financial statement reporting purposes for the 2021 fiscal year in accordance with FASB ASC Topic 718. Assumptions used in the calculation of these amounts are included in Note 10 to our consolidated financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2021.
(10)
For fiscal year 2020, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2020, computed in accordance with Item 402(v) of Regulation S-K:

	PEO ($)	Average Non-PEO NEOs ($)
Total Compensation Reported in 2020 Summary Compensation Table	11,742,154	3,537,300
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2020 Summary Compensation Table	(11,234,870)	(1,798,416)
Plus, Year-End Fair Value of Awards Granted in 2020 that are Outstanding and Unvested	13,100,000	2,292,500
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	—	—
Plus, Vesting Date Fair Value of Awards Granted in 2020 that Vested in 2020	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2020 (From Prior Year-End to Vesting Date)	—	—
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2020	—	—
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2020 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2020)	—	—
Total Adjustments	1,865,130	494,084
Compensation Actually Paid for Fiscal Year 2020	13,607,284	4,031,384

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Company TSR

As demonstrated by the following graph, the amount of ‘compensation actually paid’ to the PEO and the average amount of ‘compensation actually paid’ to the non-PEO NEOs is generally aligned with the Company’s TSR over the four years presented in the table. This is because a significant portion of the ‘compensation actually paid’ to the PEO and to the non-PEO NEOs is comprised of equity awards.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income

As demonstrated by the following graph, the amount of ‘compensation actually paid’ to the PEO and the average amount of ‘compensation actually paid’ to the non-PEO NEOs is generally aligned with the Company’s net income over the years ended December 31, 2020 and 2021, but is not aligned with the Company's net income for the year ended December 31, 2022. This is because a significant portion of the ‘compensation actually paid’ to the PEO and to the non-PEO NEOs is comprised of equity awards and in 2020 and 2021 the fair value of the awards granted in 2020 substantially increased, whereas there was not a similar increase in 2022. While the Company does not use net income as a performance measure in its overall executive compensation program, the measure of net income is correlated with EBITDA and ARR, which the Company does use when setting goals for the Company’s performance-based cash bonus program.

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid and Adjusted EBITDA

As demonstrated by the following graph, the amount of ‘compensation actually paid’ to the PEO and the average amount of ‘compensation actually paid’ to the non-PEO NEOs is generally aligned with the Company’s Adjusted EBITDA over the years ended December 31, 2020 and 2021, but is not aligned with the Company's net income for the year ended December 31, 2022. This is because a significant portion of the ‘compensation actually paid’ to the PEO and to the non-PEO NEOs is comprised of equity awards and in 2020 and 2021 the fair value of the awards granted in 2020 substantially increased, whereas there was not a similar increase in 2022. As described above, Adjusted EBITDA is defined as earnings before debt-related costs, including interest and loss on debt extinguishment, benefit for taxes, depreciation, and amortization, adjusted to exclude certain items of a significant or unusual nature, including stock-based compensation, transaction costs, sponsor costs, impairment charges, other non-recurring costs, effects of foreign currency translation gains and losses, amortization of acquisition-related intangibles, and the impact of fair value adjustments to acquire unearned revenue relating to the Take-Private Transaction and Certica, Impact, and Elevate Data Sync acquisitions. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA is the Company’s most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link ‘compensation actually paid’ to the NEOs to company performance for fiscal year 2022.

Total Shareholder Return Vs Peer Group

Company TSR and Peer Group TSR

As demonstrated by the following graph, the Company’s TSR over the three years presented in the table was 12%, while the Company’s peer group TSR was (33)% over the three years presented in the table. The Company’s TSR generally outperformed the peer group during the three years presented in the table, representing the Company’s superior financial performance as compared to the companies comprising the peer group.

Tabular List, Table

Pay versus Performance Tabular List

The following table lists our most important performance measures used by us to link ‘compensation actually paid’ to our NEOs to company performance for fiscal year 2023. The performance measures included in this table are not ranked by relative importance.

Most Important Performance Measures
Adjusted EBITDA
Annual Recurring Revenue
Adjusted Unlevered Free Cash Flow
Gross Profit

Total Shareholder Return Amount	$ 12,900	11,200	11,400	0
Peer Group Total Shareholder Return Amount	10,900	6,700	10,300	0
Net Income (Loss)	$ (34,078,056)	$ (34,242,414)	$ (88,677,584)	$ (177,981,299)
Company Selected Measure Amount	214,213,000	179,591,000	146,678,000	66,325,000
PEO Name	Steve Daly	Steve Daly	Steve Daly	Steve Daly
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(6)
We have selected Adjusted EBITDA as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link ‘compensation actually paid’ to our NEOs to company performance for fiscal year 2023. Adjusted EBITDA is defined as earnings before debt-related costs, including interest and loss on debt extinguishment, benefit for taxes, depreciation, and amortization, adjusted to exclude certain items of a significant or unusual nature, including stock-based compensation, transaction costs, sponsor costs, impairment charges, other non-recurring costs, effects of foreign currency translation gains and losses, amortization of acquisition-related intangibles, and the impact of fair value adjustments to acquire unearned revenue relating to the Take-Private Transaction and Certica, Impact, and Elevate Data Sync acquisitions. Adjusted EBITDA is a non-GAAP financial measure. See Item 7 “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Non-GAAP Financial Measures” included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2023 for a reconciliation to net loss, its most directly comparable U.S. GAAP financial measure.

Measure:: 2
Pay vs Performance Disclosure
Name	Annual Recurring Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Unlevered Free Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Gross Profit
PEO | Adjustment to Compensation Grant Date Fair Value of Stock Awards Reported in the Current Fiscal Year Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,651,951)	$ (3,615,406)	$ (4,603,570)	$ (11,234,870)
PEO | Adjustment to Compensation Year-End Fair Value of Awards Granted in Current Fiscal Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,696,499	4,012,553	0	13,100,000
PEO | Adjustment to Compensation Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,245,966	(290,021)	13,305,660	0
PEO | Adjustment to Compensation Vesting Date Fair Value of Awards Granted in Current Fiscal Year that Vested in Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,031,958	0	0	0
PEO | Adjustment to Compensation Change in Fair Value of Awards Granted in Prior Years that Vested in Current Fiscal Year (From Prior Year-End to Vesting Date) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	767,896	(677,192)	2,373,701	0
PEO | Adjustment to Compensation Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Adjustment to Compensation Dollar Value of Dividends or Other Earnings Paid on Stock Awards in Current Fiscal Year Prior to Vesting (if not Reflected in the Fair Value of Such Award or Included in Total Compensation) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Adjustment to Compensation Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,090,367	(570,067)	11,075,791	1,865,130
Non-PEO NEO | Adjustment to Compensation Grant Date Fair Value of Stock Awards Reported in the Current Fiscal Year Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,786,212)	(1,581,740)	(810,031)	(1,798,416)
Non-PEO NEO | Adjustment to Compensation Year-End Fair Value of Awards Granted in Current Fiscal Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,316,725	1,665,594	0	2,292,500
Non-PEO NEO | Adjustment to Compensation Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	106,288	(44,364)	2,195,278	0
Non-PEO NEO | Adjustment to Compensation Vesting Date Fair Value of Awards Granted in Current Fiscal Year that Vested in Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	134,658	85,461	0	0
Non-PEO NEO | Adjustment to Compensation Change in Fair Value of Awards Granted in Prior Years that Vested in Current Fiscal Year (From Prior Year-End to Vesting Date) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	99,786	(123,899)	434,284	0
Non-PEO NEO | Adjustment to Compensation Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(445,838)	0	0	0
Non-PEO NEO | Adjustment to Compensation Dollar Value of Dividends or Other Earnings Paid on Stock Awards in Current Fiscal Year Prior to Vesting (if not Reflected in the Fair Value of Such Award or Included in Total Compensation) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Adjustment to Compensation Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (574,593)	$ 1,051	$ 1,819,531	$ 494,084